Employee Benefit Plan, Fully-Benefit Responsive Investment (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
Tax determination letter date	Mar. 17, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]
Employee Benefit Plan, Uncertain Tax Positions Taken	$ 0
Guaranteed Investment Contract [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Surrender Charge	5.00%
EBP, Fully Benefit Responsive Investment Contract Average Yield	1.55%	1.52%